Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

(collectively, the “Specified Parties”)

Re:	TPG 2024-ODSY Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2024-ODSY (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 10 July 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Confidential Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Confidential Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Confidential Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 July 2024

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain pari passu componentized promissory notes evidencing a two-year (with three one-year extension options), floating-rate, interest-only first lien mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is expected to be secured by, among other things, first lien, cross-defaulted and cross-collateralized deeds of trust, mortgages and a deed to secure debt on the fee simple and/or leasehold interests held by the borrowers in 10 properties comprising 11 hotels located across five states and the District of Columbia (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 29 July 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6
3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Original Term and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term, including during any extension period options. Based on this information, the Depositor instructed us to use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
a.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Closing Date Balance”) and
b.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6
7.	Using the:
a.	Initial Original Term,
b.	Fully Extended Original Term and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term and
ii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Margin % and
b.	Term SOFR Floor %,

as shown on the Final Data File, and an Assumed Term SOFR % assumption of 5.30000% provided by the Depositor, we recalculated the “Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin % and
b.	SOFR Strike Price %,

as shown on the Final Data File, we recalculated the “Mortgage Loan Rate (at Term SOFR Cap) %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Rate %,
c.	Mortgage Loan Rate (at Term SOFR Cap) % and
d.	Accrual Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service ($) at Loan Rate,
ii.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
iii.	Mortgage Loan Monthly Debt Service ($) at Cap Rate and
iv.	Mortgage Loan Annual Debt Service ($) at Cap Rate

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Loan Rate” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Loan Rate” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Loan Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Cap Rate” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (at Term SOFR Cap) %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Cap Rate” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Cap Rate,” as shown on the Final Data File.

Attachment A Page 5 of 6
11.	Using the:
a.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
b.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
c.	UW Net Operating Income,
d.	UW Net Cash Flow,
e.	Mortgage Loan Closing Date Balance,
f.	Mortgage Loan Maturity Date Balance,
g.	Aggregate As-is Individual Appraised Value,
h.	Portfolio Appraised Value and
i.	Total Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Confidential Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR at Loan Rate,
ii.	Mortgage Loan UW NCF DSCR at Loan Rate,
iii.	Mortgage Loan UW NOI DSCR at Cap Rate,
iv.	Mortgage Loan UW NCF DSCR at Cap Rate,
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan Closing Date LTV (Aggregate As-is Individual Appraised Value),
viii.	Mortgage Loan Balloon LTV (Aggregate As-is Individual Appraised Value),
ix.	Mortgage Loan Closing Date LTV (Portfolio Value),
x.	Mortgage Loan Balloon LTV (Portfolio Value),
xi.	Portfolio Appraised Value per Key,
xii.	Mortgage Loan Closing Date Balance per Key,
xiii.	% of Mortgage Loan Closing Date Balance and
xiv.	Aggregate As-is Individual Appraised Value per Key

of the Mortgage Loan, and with respect to xii. through xiv. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

12.	Using the:
a.	Aggregate As-is Individual Appraised Value and
b.	Portfolio Appraised Value,

as shown on the Final Data File, we recalculated the “Portfolio Appraised Value Premium” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6
13.	Using the:
a.	Mortgage Loan Margin % and
b.	Mortgage Loan Admin. Fee %,

as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	1 July 2024

Cash Management Agreement (see Note 1)	1 July 2024

Guaranty Agreement (see Note 1)	1 July 2024

Environmental Indemnity Agreement (see Note 1)	1 July 2024

Non-Consolidation Opinion (see Note 1)	8 July 2024

Borrower Property List (see Note 1)	8 July 2024

Allocated Loan Amount Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	17 June 2024

Underwriter’s Summary Report	Not Dated

STR Reports	Various

Phase I Environmental Reports	13 May 2024

Engineering Reports	13 May 2024

Seismic Reports	13 May 2024

Management Agreements	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

CoStar Reports	Not Dated

Historical Capital Expenditure Report	Not Dated

Franchise Agreements	Various

Liscense Agreements	Various

Ground Leases	Various

STR Reports	May 2024

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
STR Class	Appraisal Report or STR Report
Costar Market	Appraisal Report and CoStar Report
Brand	Appraisal Report
Flag	Franchise Agreement or Liscense Agreement
Flag Expiration Date	Franchise Agreement or Liscense Agreement
Total Units	Underwriter’s Summary Report
Unit of Measure	Underwriter’s Summary Report
Occupancy	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Occupancy (%)	Underwriter’s Summary Report
Manager	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value Date	Appraisal Report
Aggregate As-is Individual Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Environmental Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
PML Report Date (see Note 2)	Seismic Report
PML % (see Note 2)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 6

Hotel Operating Information:

Characteristic	Source Document(s)

2021 Occupancy	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2023 Occupancy	Underwriter’s Summary Report
May 2024 TTM Occupancy	Underwriter’s Summary Report
2024 Reforecast Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2021 ADR	Underwriter’s Summary Report
2022 ADR	Underwriter’s Summary Report
2023 ADR	Underwriter’s Summary Report
May 2024 TTM ADR	Underwriter’s Summary Report
2024 Reforecast ADR	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
2021 RevPAR	Underwriter’s Summary Report
2022 RevPAR	Underwriter’s Summary Report
2023 RevPAR	Underwriter’s Summary Report
May 2024 TTM RevPAR	Underwriter’s Summary Report
2024 Reforecast RevPAR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report
2020 Occupancy Penetration	Underwriter’s Summary Report
2021 Occupancy Penetration	Underwriter’s Summary Report
2022 Occupancy Penetration	Underwriter’s Summary Report
2023 Occupancy Penetration	Underwriter’s Summary Report
May 2024 TTM Occupancy Penetration	Underwriter’s Summary Report
2020 ADR Penetration	Underwriter’s Summary Report
2021 ADR Penetration	Underwriter’s Summary Report
2022 ADR Penetration	Underwriter’s Summary Report
2023 ADR Penetration	Underwriter’s Summary Report
May 2024 TTM ADR Penetration	Underwriter’s Summary Report
2020 RevPAR Penetration	Underwriter’s Summary Report
2021 RevPAR Penetration	Underwriter’s Summary Report
2022 RevPAR Penetration	Underwriter’s Summary Report
2023 RevPAR Penetration	Underwriter’s Summary Report
May 2024 TTM RevPAR Penetration	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2021 Total Revenue	Underwriter’s Summary Report
2022 Total Revenue	Underwriter’s Summary Report
2023 Total Revenue	Underwriter’s Summary Report
May 2024 TTM Total Revenue	Underwriter’s Summary Report
2024 Reforecast Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
2021 Total Departmental Expenses	Underwriter’s Summary Report
2022 Total Departmental Expenses	Underwriter’s Summary Report
2023 Total Departmental Expenses	Underwriter’s Summary Report
May 2024 TTM Total Departmental Expenses	Underwriter’s Summary Report
2024 Reforecast Total Departmental Expenses	Underwriter’s Summary Report
UW Total Departmental Expenses	Underwriter’s Summary Report
2021 Departmental Profit	Underwriter’s Summary Report
2022 Departmental Profit	Underwriter’s Summary Report
2023 Departmental Profit	Underwriter’s Summary Report
May 2024 TTM Departmental Profit	Underwriter’s Summary Report
2024 Reforecast Departmental Profit	Underwriter’s Summary Report
UW Departmental Profit	Underwriter’s Summary Report
2021 Total Undistributed Expenses	Underwriter’s Summary Report
2022 Total Undistributed Expenses	Underwriter’s Summary Report
2023 Total Undistributed Expenses	Underwriter’s Summary Report
May 2024 TTM Total Undistributed Expenses	Underwriter’s Summary Report
2024 Reforecast Total Undistributed Expenses	Underwriter’s Summary Report
UW Total Undistributed Expenses	Underwriter’s Summary Report
2021 Gross Operating Profit	Underwriter’s Summary Report
2022 Gross Operating Profit	Underwriter’s Summary Report
2023 Gross Operating Profit	Underwriter’s Summary Report
May 2024 TTM Gross Operating Profit	Underwriter’s Summary Report
2024 Reforecast Gross Operating Profit	Underwriter’s Summary Report
UW Gross Operating Profit	Underwriter’s Summary Report
2021 Management Fees	Underwriter’s Summary Report
2022 Management Fees	Underwriter’s Summary Report
2023 Management Fees	Underwriter’s Summary Report
May 2024 TTM Management Fees	Underwriter’s Summary Report
2024 Reforecast Management Fees	Underwriter’s Summary Report
UW Management Fees	Underwriter’s Summary Report
2021 Income Before Fixed Charges	Underwriter’s Summary Report
2022 Income Before Fixed Charges	Underwriter’s Summary Report
2023 Income Before Fixed Charges	Underwriter’s Summary Report
May 2024 TTM Income Before Fixed Charges	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

2024 Reforecast Income Before Fixed Charges	Underwriter’s Summary Report
UW Income Before Fixed Charges	Underwriter’s Summary Report
2021 Total Fixed and Other Expenses	Underwriter’s Summary Report
2022 Total Fixed and Other Expenses	Underwriter’s Summary Report
2023 Total Fixed and Other Expenses	Underwriter’s Summary Report
May 2024 TTM Total Fixed and Other Expenses	Underwriter’s Summary Report
2024 Reforecast Total Fixed and Other Expenses	Underwriter’s Summary Report
UW Total Fixed and Other Expenses	Underwriter’s Summary Report
2021 Net Operating Income	Underwriter’s Summary Report
2022 Net Operating Income	Underwriter’s Summary Report
2023 Net Operating Income	Underwriter’s Summary Report
May 2024 TTM Net Operating Income	Underwriter’s Summary Report
2024 Reforecast Net Operating Income	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report
2021 FF&E	Underwriter’s Summary Report
2022 FF&E	Underwriter’s Summary Report
2023 FF&E	Underwriter’s Summary Report
May 2024 TTM FF&E	Underwriter’s Summary Report
2024 Reforecast FF&E	Underwriter’s Summary Report
UW FF&E	Underwriter’s Summary Report
2021 Net Cash Flow	Underwriter’s Summary Report
2022 Net Cash Flow	Underwriter’s Summary Report
2023 Net Cash Flow	Underwriter’s Summary Report
May 2024 TTM Net Cash Flow	Underwriter’s Summary Report
2024 Reforecast Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Engin. Reserve ($)	Loan Agreement
Upfront FF&E Reserve ($)	Loan Agreement
Upfront RE Tax Reserve ($)	Loan Agreement
Upfront Ins. Reserve ($)	Loan Agreement
Upfront Other Reserve	Loan Agreement
Upfront Other Reserve Description	Loan Agreement
Monthly FF&E Reserve ($)	Loan Agreement
Monthly RE Tax Reserve ($)	Loan Agreement
Monthly Ins. Reserve ($)	Loan Agreement
Monthly Other Reserve ($)	Loan Agreement
Monthly Other Reserve Description	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Original Balance	Allocated Loan Amount Schedule
SOFR Rounding Methodology	Loan Agreement
SOFR Lookback Days	Loan Agreement
Term SOFR Floor %	Loan Agreement
Accrual Type	Loan Agreement
Interest Accrual Start	Loan Agreement
Interest Accrual End	Loan Agreement
Amortization Type	Loan Agreement
Payment Due Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
Extension Options	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Borrower	Loan Agreement
Principal / Carveout Guarantor	Guaranty Agreement
Prepayment Provision (see Note 4)	Loan Agreement
Partial Release Allowed?	Loan Agreement
Partial Release Description	Loan Agreement
Assumption Fee	Loan Agreement
Lockbox (Y/N)	Loan Agreement
Lockbox Type (see Note 5)	Loan Agreement
Cash Management (see Note 6)	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to substitution events, partial release events, permitted outparcel releases or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No. (ranked by UW NCF)
Property Name
STR Region
Mortgage Loan Margin %
SOFR Strike Price %
Note Date
Loan Purpose
Mortgage Loan Admin. Fee %
Term SOFR Cap Expiration
Interest Rate Cap Provider
Ownership Interest

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.